Quantitative Information about Fair Value (Level 3) (Detail) - Valuation technique unobservable parameters (Level 3) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Assets [Member]
Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities		€ 66		€ 79
Mortgage and other asset-backed securities		745		714
Total mortgage- and other asset-backed securities		811		793
Debt securites and other debt obligations		3,876		3,870
Debt securities and other debt obligations, held for trading		3,037		3,559
Corporate, sovereign and other debt securities (held for trading)		3,037		3,559
Debt securities and other debt obligations, available for sale				267
Debt securities and other debt obligations, Non-trading financial assets mandatory at fair value through profit or loss		726
Debt securities and other debt obligations, designated at fair value		0		44
Debt securities and other debt obligations, Mandatory at fair value through OCI		114
Equity securities		1,244		913
Equity securities, held for trading		239		282
Equity securities, Non-trading financial assets mandatory at fair value through profit or loss		1,005
Equity securities, available for sale				480
Equity securities, designated at fair value through P/L				151
Loans		7,167		7,397
Loans, held for trading		5,651		4,376
Loans, Non-trading financial assets mandatory at fair value through profit or loss		1,362
Loans, Designated at fair value through profit or loss		0		338
Loans, Available-for-sale				2,684
Loan commitments (financial instruments)		0		0
Other financial instruments		2,999	[1]	1,710	[2]
Total non-derivative financial instruments held at fair value		16,097		14,683
Market values from derivative financial instruments:
Interest rates derivatives		4,264		4,466
Credit derivatives		638		630
Equity derivatives		1,583		728
FX derivatives		1,034		1,113
Other derivatives		997		402
Total market values from derivative financial instruments		8,516		7,340
Liabilities [Member]
Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities		0		0
Mortgage and other asset-backed securities		0		0
Total mortgage- and other asset-backed securities		0		0
Debt securites and other debt obligations		1,764		1,307
Debt securities and other debt obligations, held for trading		0		2
Debt securities and other debt obligations, designated at fair value		1,764		1,305
Equity securities		0		0
Equity securities, held for trading		0		0
Loans		15		0
Loans, held for trading		15		0
Loans, Designated at fair value through profit or loss		0
Loan commitments (financial instruments)		0		8
Other financial instruments		257	[3]	131	[4]
Total non-derivative financial instruments held at fair value		2,037		1,446
Market values from derivative financial instruments:
Interest rates derivatives		2,568		2,250
Credit derivatives		964		909
Equity derivatives		1,498		1,347
FX derivatives		1,005		1,058
Other derivatives	[5]	(357)		129
Total market values from derivative financial instruments		€ 5,677		€ 5,693
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member]
Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities, Price based valuation, Price	[6]	0.00%		0.00%
Commercial mortgage-backed securities, Discounted cash flow valuation, Credit spread (bps)	[6]	97		136
Mortgage and other asset-backed securities, Price based valuation, Price	[6]	0.00%		0.00%
Mortgage and other asset-backed securities, Discounted cash flow valuation, Credit spread (bps)	[6]	26		12
Mortgage and other asset-backed securities, Discounted cash flow valuation, Recovery rate	[6]	0.00%		0.00%
Mortgage and other asset-backed securities, Discounted cash flow valuation, Constant default rate	[6]	0.00%		0.00%
Mortgage and other asset-backed securities, Discounted cash flow valuation, Constant prepayment rate	[6]	0.00%		0.00%
Debt securites and other debt obligations, Price based valuation, Price	[6]	0.00%		0.00%
Debt securuties and other debt obligations, Discounted cash flow valuation, Credit spread (bps)		5		34.33
Equity securities, Market approach valuation, Price per net asset value	[6]	70.00%		60.00%
Equity securities, Market approach valuation, Enterprise value / EBITDA (multiple)		5.5		1
Equity securities, available-for-sale, Discounted cash flow valuation, Weighted average cost capital		7.00%		8.00%
Loans, Priced based valuation, Price	[6]	0.00%		0.00%
Loans, Discounted cash flow valuation, Credit spread (bps)		39.6		190
Loans, Discounted cash flow, Constant default rate		€ 0
Loans, Discounted cash flow valuation, Recovery rate		35.00%		40.00%
Loan Commitments, Discounted cash flow valuation, Credit spread (bps)	[6]	29.83		5
Loan Commitments, Discounted cash flow valuation, Recovery rate	[6]	25.00%		37.00%
Loan Commitment, Loan Pricing Model Valuation, Utilization	[6]	0.00%		0.00%
Other financial instruments, Discounted cash flow valuation, IRR	[6]	3.00%		1.00%
Other financial instruments, Discounted cash flow valuation, Repo rate (bps)	[6]	65		224
Market values from derivative financial instruments:
Interest rate derivatives, Discounted cash flow valuation, Swap rate (bps)	[6]	(124)		(72)
Interest rate derivatives, Discounted cash flow valuation, Inflation swap rate	[6]	1.00%		(3.00%)
Interest rate derivatives, Discounted cash flow valuation, Constant default rate	[6]	0.00%		0.00%
Interest rate derivatives, Discounted cash flow valuation, Constant prepayment rate	[6]	2.00%		2.00%
Interest rate derivatives, Option pricing model valuation, Inflation volatility	[6]	0.00%		0.00%
Interest rate derivatives, Option pricing model valuation, Interest rate volatility	[6]	0.00%		0.00%
Interest rate derivatives, Option pricing model valuation, IR - IR correlation	[6]	(30.00%)		(25.00%)
Interest rate derivatives, Option pricing model valuation, Hybrid correlation	[6]	(59.00%)		(85.00%)
Credit derivatives, Discounted cash flow valuation, Credit spread (bps)	[6]	0		0
Credit derivatives, Discounted cash flow valuation, Recovery rate	[6]	0.00%		0.00%
Credit derivatives, Correlation pricing model valuation, Credit correlation	[6]	25.00%		37.00%
Equity derivatives, Option pricing model valuation, Stock volatility	[6]	4.00%		6.00%
Equity derivatives, Option pricing model valuation, Index volatility	[6]	11.00%		7.00%
Equity derivatives, Option pricing model valuation, Index - index-correlation	[6]	73.00%
Equity derivatives, Option pricing model valuation, Stock - stock correlation	[6]	2.00%		2.00%
Equity derivatives, Option pricing model valuation, Stock forwards	[6]	0.00%		0.00%
Equity derivatives, Option pricing model valuation, Index forwards	[6]	0.00%		0.00%
FX derivatives, Option pricing model valuation, Volatilty	[6]	(6.00%)		(6.00%)
Other derivatives, Option pricing model valuation, Index volatilty	[6]	5.00%		0.00%
Other derivatives, Option pricing model valuation, Commodity correlation	[6]	0.00%		10.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member]
Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities, Price based valuation, Price	[6]	120.00%		102.00%
Commercial mortgage-backed securities, Discounted cash flow valuation, Credit spread (bps)	[6]	1,444		2,217
Mortgage and other asset-backed securities, Price based valuation, Price	[6]	102.00%		102.00%
Mortgage and other asset-backed securities, Discounted cash flow valuation, Credit spread (bps)	[6]	2,203		2,000
Mortgage and other asset-backed securities, Discounted cash flow valuation, Recovery rate	[6]	90.00%		90.00%
Mortgage and other asset-backed securities, Discounted cash flow valuation, Constant default rate	[6]	16.00%		25.00%
Mortgage and other asset-backed securities, Discounted cash flow valuation, Constant prepayment rate	[6]	42.00%		29.00%
Debt securites and other debt obligations, Price based valuation, Price	[6]	148.00%		176.00%
Debt securuties and other debt obligations, Discounted cash flow valuation, Credit spread (bps)		582.45		499.6
Equity securities, Market approach valuation, Price per net asset value	[6]	100.00%		100.00%
Equity securities, Market approach valuation, Enterprise value / EBITDA (multiple)		17		14.1
Equity securities, available-for-sale, Discounted cash flow valuation, Weighted average cost capital		20.00%		20.00%
Loans, Priced based valuation, Price	[6]	341.00%		161.00%
Loans, Discounted cash flow valuation, Credit spread (bps)		930		1,578
Loans, Discounted cash flow, Constant default rate		€ 0
Loans, Discounted cash flow valuation, Recovery rate		40.00%		40.00%
Loan Commitments, Discounted cash flow valuation, Credit spread (bps)	[6]	2,864.39		261
Loan Commitments, Discounted cash flow valuation, Recovery rate	[6]	75.00%		75.00%
Loan Commitment, Loan Pricing Model Valuation, Utilization	[6]	100.00%		100.00%
Other financial instruments, Discounted cash flow valuation, IRR	[6]	46.00%		24.00%
Other financial instruments, Discounted cash flow valuation, Repo rate (bps)	[6]	387		254
Market values from derivative financial instruments:
Interest rate derivatives, Discounted cash flow valuation, Swap rate (bps)	[6]	2,316		1,036
Interest rate derivatives, Discounted cash flow valuation, Inflation swap rate	[6]	6.00%		11.00%
Interest rate derivatives, Discounted cash flow valuation, Constant default rate	[6]	35.00%		16.00%
Interest rate derivatives, Discounted cash flow valuation, Constant prepayment rate	[6]	43.00%		38.00%
Interest rate derivatives, Option pricing model valuation, Inflation volatility	[6]	5.00%		5.00%
Interest rate derivatives, Option pricing model valuation, Interest rate volatility	[6]	31.00%		103.00%
Interest rate derivatives, Option pricing model valuation, IR - IR correlation	[6]	90.00%		100.00%
Interest rate derivatives, Option pricing model valuation, Hybrid correlation	[6]	75.00%		90.00%
Credit derivatives, Discounted cash flow valuation, Credit spread (bps)	[6]	1,541.41		17,956.66
Credit derivatives, Discounted cash flow valuation, Recovery rate	[6]	80.00%		94.00%
Credit derivatives, Correlation pricing model valuation, Credit correlation	[6]	85.00%		90.00%
Equity derivatives, Option pricing model valuation, Stock volatility	[6]	96.00%		90.00%
Equity derivatives, Option pricing model valuation, Index volatility	[6]	79.00%		53.00%
Equity derivatives, Option pricing model valuation, Index - index-correlation	[6]	100.00%
Equity derivatives, Option pricing model valuation, Stock - stock correlation	[6]	89.00%		93.00%
Equity derivatives, Option pricing model valuation, Stock forwards	[6]	63.00%		7.00%
Equity derivatives, Option pricing model valuation, Index forwards	[6]	5.00%		95.00%
FX derivatives, Option pricing model valuation, Volatilty	[6]	34.00%		31.00%
Other derivatives, Option pricing model valuation, Index volatilty	[6]	92.00%		79.00%
Other derivatives, Option pricing model valuation, Commodity correlation	[6]	0.00%		75.00%

[1]	Other financial assets include EUR26million of other trading assets and EUR3.0billion of other financial assets mandatory at fair value.
[2]	Other financial assets include EUR34million of other trading assets, EUR956million of other financial assets designated at fair value and EUR674million other financial assets available for sale.
[3]	Other financial liabilities include EUR185million of securities sold under repurchase agreements designated at fair value and EUR72million of other financial liabilities designated at fair value.
[4]	Other financial liabilities include EUR131million of securities sold under repurchase agreements designated at fair value.
[5]	Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated.
[6]	Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position.